Consolidated Balance Sheets (Parenthetical) - shares shares in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common shares issued (shares)	279.1	275.2
Common shares outstanding (shares)	279.1	275.2